Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Dividends In Excess Of Earnings [Member]	Treasury Stock, At Cost [Member]	Accumulated Other Comprehensive Loss [Member]	Noncontrolling Interests [Member]
Equity, value at Dec. 31, 2010	$ 4,964,193	$ 1,402		$ 4,417,162	$ (24,763)	$ (2,722)	$ (18,436)	$ 591,550
Equity, shares at Dec. 31, 2010		140,199,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of operating partnership units to Common Stock, shares		2,919,000
Conversion of operating partnership units to Common Stock, value	0	29		85,469				(85,498)
Allocated net income for the year	310,487				272,679			37,808
Dividends/distributions declared	(340,128)				(300,996)			(39,132)
Shares issued in connection with exchange of exchangeable senior notes, value	0
Sale of Common Stock, net of offering costs, shares		4,660,000
Sale of Common Stock, net of offering costs, value	439,037	47		438,990
Shares issued pursuant to stock purchase plan, shares		6,000
Shares issued pursuant to stock purchase plan, value	620			620
Net activity from stock option and incentive plan, shares		324,000
Net activity from stock option and incentive plan, value	38,719	3		17,289				21,427
Noncontrolling interest in property partnerships recorded upon consolidation	0
Distributions to noncontrolling interests in property partnerships	(2,007)							(2,007)
Amortization of interest rate contracts	2,595						2,298	297
Reallocation of noncontrolling interest	0			(23,073)				23,073
Equity, value at Dec. 31, 2011	5,413,516	1,481		4,936,457	(53,080)	(2,722)	(16,138)	547,518
Equity, shares at Dec. 31, 2011		148,108,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of operating partnership units to Common Stock, shares		1,111,000
Conversion of operating partnership units to Common Stock, value	0	11		34,610				(34,621)
Conversion of redeemable preferred units to common units	5,852							5,852
Allocated net income for the year	326,839				289,650			37,189
Dividends/distributions declared	(387,989)				(346,555)			(41,434)
Shares issued in connection with exchange of exchangeable senior notes, value	0
Sale of Common Stock, net of offering costs, shares		2,348,000
Sale of Common Stock, net of offering costs, value	247,027	24		247,003
Shares issued pursuant to stock purchase plan, shares		7,000
Shares issued pursuant to stock purchase plan, value	781			781
Net activity from stock option and incentive plan, shares		27,000
Net activity from stock option and incentive plan, value	29,124			5,419				23,705
Noncontrolling interest in property partnerships recorded upon consolidation	0
Distributions to noncontrolling interests in property partnerships	(2,890)							(2,890)
Amortization of interest rate contracts	2,594						2,321	273
Reallocation of noncontrolling interest	0			(2,197)				2,197
Equity, value at Dec. 31, 2012	5,634,854	1,516		5,222,073	(109,985)	(2,722)	(13,817)	537,789
Equity, shares at Dec. 31, 2012	151,601,209	151,601,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of operating partnership units to Common Stock, shares		929,000
Conversion of operating partnership units to Common Stock, value	0	10		30,281				(30,291)
Conversion of redeemable preferred units to common units	16,494							16,494
Allocated net income for the year	828,757				749,811			78,946
Dividends/distributions declared	(831,826)				(748,378)			(83,448)
Issuance of 5.25% Series B cumulative redeemable preferred stock	193,623		200,000	(6,377)
Shares issued in connection with exchange of exchangeable senior notes, value	43,834	4		43,830
Equity component of exchange of exchangeable senior notes	(43,869)			(43,869)
shares issued in connection with exchange of exchangeable senior notes, shares		419,000
Shares issued pursuant to stock purchase plan, shares		6,000
Shares issued pursuant to stock purchase plan, value	681			681
Net activity from stock option and incentive plan, shares		28,000
Net activity from stock option and incentive plan, value	35,571			7,701				27,870
Noncontrolling interest in property partnerships recorded upon consolidation	480,861							480,861
Sale of interest in property partnerships and contributions from noncontrolling interest in property partnerships	687,164			429,600				257,564
Distributions to noncontrolling interests in property partnerships	(5,039)							(5,039)
Amortization of interest rate contracts	2,513						2,261	252
Reallocation of noncontrolling interest	0			(21,467)				21,467
Equity, value at Dec. 31, 2013	$ 7,043,618	$ 1,530	$ 200,000	$ 5,662,453	$ (108,552)	$ (2,722)	$ (11,556)	$ 1,302,465
Equity, shares at Dec. 31, 2013	152,983,101	152,983,000